Fair Value of Financial Instruments and Risk Management - Derivatives (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	$ 5,022		$ 4,631
Total regulatory liabilities	$ 4,262		4,291
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)	10.00%	10.00%
Fortis | Unsecured Senior Notes, May Issuance, 2029 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount	$ 500
Interest rate	4.43%				4.43%
Energy contracts subject to regulatory deferral | Derivatives (Notes 3 and 26)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory liabilities	$ 37		41
Energy contracts subject to regulatory deferral | Derivatives (Notes 3 and 26)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	135		175
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts	39		48
Total return swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	136
Unrealized gains (losses) on derivatives	$ 24		12
Total return swaps | Fortis | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative term	3 years	3 years
Foreign exchange contracts | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount					$ 448
Unrealized gains (losses) on derivatives	$ 17		(17)
Interest rate swaps | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount					755
Derivative term	5 years	5 years
Unrealized gains (losses) on derivatives		$ (5)		$ 4
Cross currency interest rate swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount					$ 391
Unrealized gains (losses) on derivatives	$ 9		$ (29)
Derivative interest rate	4.34%				4.34%